Feb. 20, 2026
Invesco High Yield Select ETF
Investment Objective
The Invesco Short Duration High Yield ETF (the “Fund”) seeks current income.
Fund Fees and Expenses
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.48%

Other Expenses	None

Acquired Fund Fees and Expenses[1]	0.01

Total Annual Fund Operating Expenses	0.49

Fee Waiver and/or Expense Reimbursement[2]	0.01

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.48

1
Acquired Fund Fees and Expenses are indirect fees and expenses that the Fund incurs from investing in the shares of other investment companies, including money market funds. These expenses are based on the total expense ratio of the underlying funds disclosed in each underlying fund’s most recent shareholder report. Please note that the amount of “Total Annual Fund Operating Expenses” shown in the above table may differ from the ratio of expenses to average net assets included in the “Financial Highlights” section of this prospectus, which reflects the operating expenses of the Fund and does not include indirect expenses such as Acquired Fund Fees and Expenses. The Fund’s Acquired Fund Fees and Expenses have been restated to reflect current fees.

2
Through August 31, 2027, Invesco Capital Management LLC (the “Adviser”) has contractually agreed to waive a portion of the Fund’s management fee in an amount equal to 100% of the net advisory fees the Adviser or an affiliate of the Adviser receives that are attributable to certain of the Fund’s investments in money market funds or other funds managed by the Adviser or that affiliate. This waiver will have the effect of reducing the Acquired Fund Fees and Expenses that are indirectly borne by the Fund. The Adviser cannot discontinue this waiver prior to its expiration.

Example.
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.
The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses are equal to the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement in the first year and the Total Annual Fund Operating Expenses thereafter. This example does not include brokerage commissions that investors may pay to buy and sell Shares. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

1 Year	3 Years	5 Years	10 Years
$49	$156	$273	$615

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate will cause the Fund to incur additional transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 148% of the average value of its portfolio.

Principal Investment Strategies
The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective by investing, under normal market conditions, at least 80% of its net assets (plus any borrowings for investment purposes) in high yield fixed-income securities (commonly referred to as “high yield securities” or “junk bonds” with more speculative characteristics than investment grade securities) and in derivatives and other instruments that have economic characteristics similar to such securities. The Fund considers high yield securities as those rated between B- and BB+ (or the equivalent) by a nationally recognized statistical rating organization (“NRSRO”) or, if unrated, deemed to be of comparable quality by Invesco Advisers, Inc. (the “Sub-Adviser”). By comparison, investment grade securities are: (i) securities rated at least BBB- (or the equivalent) by a NRSRO, or (ii) unrated securities determined by the Sub-Adviser to be of comparable quality. If two or more NRSROs have assigned different ratings to a security, the Sub-Adviser uses the highest rating assigned. Up to 10% of the Fund’s net assets may be securities rated below B- (or the equivalent) in the event that a security selected by the Fund experiences a rating downgrade.
The fixed-income securities in which the Fund invests include corporate bonds and convertible securities, which are securities that generally pay interest and may be converted into common stock. The Fund may invest up to 20% of its net assets in senior secured floating rate loans made by banks, including non-U.S. borrowers or issuers. Secured floating rate loans (also known as bank loans) are made to or issued by companies (borrowers), which may include U.S. and non-U.S. companies, and bear interest at a floating rate that resets periodically based on a benchmark that reflects current interest rates. Secured floating rate loans are often issued in connection with recapitalizations, acquisitions, leveraged buyouts and refinancings. Floating rate loans are typically structured and administered by a financial institution that acts as agent for the lenders in the lending group. Floating rate loans will generally be purchased from banks or other financial institutions through assignments or participations. A direct interest in a floating rate loan may be acquired directly from the agent or another lender by assignment or an indirect interest may be acquired as a participation in another lender’s portion of a floating rate loan. The Fund may invest in defaulted or distressed loans and loans to bankrupt companies.
The Fund also may invest in securities that are subject to resale restrictions such as those contained in Rule 144A promulgated under the Securities Act of 1933, as amended (the “Securities Act”). The Fund also may purchase mortgage-backed securities (MBS) and asset-backed securities (ABS) such as collateralized mortgage obligations (CMOs), collateralized loan obligations (CLOs) and collateralized debt obligations (CDOs). ABS are fractional interests in pools of loans, receivables or other assets and are collateralized by the receivables or other assets that make up the pool. A CLO is an ABS whose underlying collateral is a pool of loans. CDOs are structured similarly to CLOs, but are backed by pools of assets that are securities rather than only loans, typically including bonds, other structured finance securities and/or synthetic instruments. A CMO is a type of MBS that creates separate classes with varying maturities and interest rates, called tranches, and may be collateralized by whole mortgage loans or portfolios of mortgage pass-through securities.
The Fund will attempt to maintain a dollar-weighted average portfolio duration equal to or less than three years. Because of events affecting the bond markets and interest rate changes, the duration of the portfolio might not meet that target at all times. The foregoing duration target is not guaranteed and the Sub-Adviser may deviate from such target in its discretion. Duration is a measure of volatility expressed in years and represents the anticipated percent change in a bond’s price at a single point in time for a 1% change in yield. For example, the value of a bond with a duration of three years would be expected to decrease by 3% for every 1% increase in interest rates. As duration increases, volatility increases as applicable interest rates change.
The Fund may invest in derivative instruments, including swap agreements, options, futures contracts and forward foreign currency contracts. The Fund will use such investments to manage or adjust its exposure to interest rates or credit risk and to manage the portfolio’s duration. The Fund also may invest up to 15% of its net assets in illiquid securities. In addition, the Fund may invest without limitation in securities denominated in foreign currencies and in U.S. dollar-denominated securities of foreign issuers, including foreign issuers located in emerging markets (defined as countries included in the J.P. Morgan EMBI Global Diversified Index), as well as sovereign debt of foreign countries. There is no limit on the amount that the Fund may invest in any country or geographic region.
The Sub-Adviser selects securities for the Fund’s portfolio using a bottom-up evaluation process based on a fundamental analysis, a quantitative analysis, and a relative value assessment. The fundamental analysis considers the competitive landscape, risks to an issuer’s business model, as well as the overall competence of the management team. The quantitative analysis focuses on the quality of an issuer’s assets, its balance sheet, and the ability to generate free cash flow going forward. The relative value assessment compares pricing to comparable issuers and securities and assesses a security’s relative liquidity. The Sub-Adviser supplements its bottom-up fundamental analysis with an ongoing top-down analysis of sector and macro-economic trends, such as changes in interest rates.
The portfolio managers attempt to control the Fund’s risk by limiting its investment in any one security to 5% of the Fund’s net assets, and by diversifying the portfolio’s holdings over a number of different industries.
Decisions to purchase or sell securities are determined by the relative value considerations of the portfolio managers that factor in economic and credit-related fundamentals, market supply and demand, market dislocations and situation-specific opportunities. The purchase or sale of securities may be related to a decision to alter the Fund’s macro risk exposure (such as duration, yield curve positioning and sector exposure), a need to limit or reduce the Fund’s exposure to a particular security, issuer or industry, a change in an issuer’s credit quality, or general liquidity needs of the Fund.
The credit research process utilized by the Fund to implement its investment strategy in pursuit of its investment objective considers factors that may include, but are not limited to, an issuer's operations, capital structure and environmental, social and governance (“ESG”) considerations (for example, an ESG consideration may be the risk that a governance structure poses to a bond holder). Credit quality analysis for certain issuers therefore may consider whether any ESG factors pose a material financial risk or opportunity to an issuer. The portfolio managers may determine that ESG considerations are not material to certain issuers or types of investments held by the Fund. In addition, not all issuers or investments in the Fund may undergo a credit quality analysis that considers ESG factors, and not all investments held by the Fund will rate strongly on ESG criteria.

Performance
The bar chart below shows how the Fund has performed. For periods prior to February 23, 2026, performance shown is that of the Fund using its previous investment strategy. Therefore, the past performance shown for periods prior to February 23, 2026 may have differed had the Fund's current investment strategy been in effect. The table below the bar chart shows the Fund’s average annual total returns (before and after taxes). The bar chart and table provide an indication of the risks of investing in the Fund by showing how the Fund’s total returns have varied from year to year and by showing how the Fund’s average annual total returns compared with a broad measure of market performance and an additional index with characteristics relevant to the Fund. The Fund's performance reflects fee waivers, if any, absent which performance would have been lower. Although the information shown in the bar chart and the table gives you some idea of the risks involved in investing in the Fund, the Fund’s past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future.
Updated performance information is available online at www.invesco.com/ETFs.

Annual Total Returns—Calendar Years

	Period Ended	Returns
Best Quarter	December 31, 2023	6.10%
Worst Quarter	December 31, 2024	0.00%

Average Annual Total Returns (for the periods ended December 31, 2025)
	Inception Date	1 Year	Since Inception
Return Before Taxes	12/9/2022	7.97%	8.06%
Return After Taxes on Distributions		5.16	5.10
Return After Taxes on Distributions and Sale of Fund Shares		4.71	4.89

Bloomberg US High Yield Ba/B 1-5 Year 2% Issuer Cap Index (reflects no deduction for fees, expenses or taxes)		7.89	8.36

Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)		7.30	4.11

After-tax returns in the above table are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.